Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Beginning balance	$ 3,777,329
Additions/ (Depreciation)	(217,823)	$ (201,820)	$ (112,817)
Ending balance	3,734,671	3,777,329
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,292,150	3,220,627	1,314,740
Additions/ (Depreciation)	432,773	1,202,206	1,996,820
Disposals/ Impairment	(301,462)	(130,683)	(90,933)
Ending balance	4,423,461	4,292,150	3,220,627
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(514,821)	(368,057)	(273,602)
Additions/ (Depreciation)	(199,135)	(163,941)	(98,739)
Disposals	25,166	17,177	4,284
Ending balance	(688,790)	(514,821)	(368,057)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,777,329	2,852,570	1,041,138
Additions/ (Depreciation)	233,638	1,038,265	1,898,081
Disposals/ Impairment	(276,296)	(113,506)	(86,649)
Ending balance	3,734,671	3,777,329	$ 2,852,570
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,757,903
Additions/ (Depreciation)	241,956
Disposals/ Impairment	(217,827)
Ending balance	3,782,032	3,757,903
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(505,943)
Additions/ (Depreciation)	(174,476)
Disposals	23,888
Ending balance	(656,531)	(505,943)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,251,960
Additions/ (Depreciation)	67,480
Disposals/ Impairment	(193,939)
Ending balance	3,125,501	3,251,960
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	534,247
Additions/ (Depreciation)	190,817
Transfers to owned vessels	(83,635)
Ending balance	641,429	534,247
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(8,878)
Additions/ (Depreciation)	(24,659)
Transfers to owned vessels	1,278
Ending balance	(32,259)	(8,878)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	525,369
Additions/ (Depreciation)	166,158
Transfers to owned vessels	(82,357)
Ending balance	$ 609,170	$ 525,369